Goodwill and Intangible Assets - Changes in the carrying amount of goodwill (Details) - TOI Parent Inc. - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Balance at the beginning
Gross goodwill		$ 14,226,674	$ 14,076,674	$ 14,076,674
Goodwill acquired during the period		1,453,486	150,000	14,076,674
Goodwill impairment charge	$ 0		0	0
Goodwill, net as of December 31	$ 14,076,674	$ 15,680,160	$ 14,226,674	$ 14,076,674